Derivative Financial Instruments (Gains and Losses for Derivatives Designated as Cash Flow Hedges) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in Accumulated OCI on derivative instruments		¥ 6,748	¥ (10,138)
Designated as Hedging Instruments [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in Accumulated OCI on derivative instruments		6,000	(11,000)
Losses reclassified from Accumulated OCI into income	[1]	(6,000)	(1,000)
Designated as Hedging Instruments [Member] | Cash Flow Hedging [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in Accumulated OCI on derivative instruments		8,000	(11,000)
Losses reclassified from Accumulated OCI into income	[1]	(5,000)	(1,000)
Designated as Hedging Instruments [Member] | Cash Flow Hedging [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in Accumulated OCI on derivative instruments		(2,000)
Losses reclassified from Accumulated OCI into income	[1]	¥ (1,000)

[1]	Mainly included in Interest income and Interest expense.